Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Table of Contents

Distribution Report	2
Factor Report	3
Components Distribution Report	4
Delinquency by Group	8
Delinquency Totals	8
Delinquency Trend Group	9
Bankruptcy Group Report	9
Foreclosure Group Report	9
REO Group Report	10
REO Property Scheduled Balance	10
Realized Loss Group Report	11
Certificate Class Interest Shortfalls	11
Basic Risk Shortfall Carryover and Yield Maintenance Amount	12
Investor Supplemental Report	13

IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE ADMINISTRATOR LISTED BELOW:
Mary J. Davis
Bank of New York - Structured Finance Services
601 Travis Street, 16th Floor
Houston, Texas 77002
Tel: (713) 483-6216 / Fax: (713) 483-6627
Email: maryjo.davis@bankofny.com

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IA1	186,000,000.00	168,298,161.45	3,317,729.90	862,729.40	4,180,459.30	0.00	0.00	164,980,431.55
IA3	29,152.00	30,037.57	0.00	0.00	0.00	0.00	150.10	30,187.67
IA4	27,000,000.00	27,000,000.00	0.00	134,919.80	134,919.80	0.00	0.00	27,000,000.00
IA5	18,000,000.00	18,000,000.00	0.00	89,946.53	89,946.53	0.00	0.00	18,000,000.00
IA6	50,000,000.00	50,000,000.00	0.00	249,851.48	249,851.48	0.00	0.00	50,000,000.00
IA7	45,972,000.00	45,972,000.00	0.00	229,723.44	229,723.44	0.00	0.00	45,972,000.00
IA8	51,012,000.00	51,012,000.00	0.00	254,908.47	254,908.47	0.00	0.00	51,012,000.00
IA9	53,512,000.00	53,512,000.00	0.00	267,401.04	267,401.04	0.00	0.00	53,512,000.00
IIA1	153,579,914.00	144,956,646.60	599,742.00	663,989.92	1,263,731.92	0.00	0.00	144,356,904.60
AP	560,644.00	555,866.98	24,480.80	0.00	24,480.80	0.00	0.00	531,386.18
AR	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
AM	9,151,000.00	9,068,635.13	14,187.92	44,337.93	58,525.85	0.00	0.00	9,054,447.21
M1	7,930,900.00	7,859,516.82	12,296.25	38,426.37	50,722.62	0.00	0.00	7,847,220.57
B1	3,050,300.00	3,022,845.35	4,729.25	14,779.14	19,508.39	0.00	0.00	3,018,116.10
B2	1,525,200.00	1,511,472.21	2,364.70	7,389.82	9,754.52	0.00	0.00	1,509,107.51
B3	1,220,100.00	1,209,118.33	1,891.67	5,911.57	7,803.24	0.00	0.00	1,207,226.66
B4	610,100.00	604,608.70	945.91	2,956.02	3,901.93	0.00	0.00	603,662.79
B5	915,142.91	906,906.05	1,418.86	4,434.00	5,852.86	0.00	0.00	905,487.19
TOTALS	610,068,552.91	583,519,815.19	3,979,787.26	2,871,704.93	6,851,492.19	0.00	150.10	579,540,178.03
IA2	186,000,000.00	168,298,161.45	0.00	0.00	0.00	0.00	0.00	164,980,431.55
IAX	16,589,702.95	15,567,877.30	0.00	77,793.15	77,793.15	0.00	0.00	15,454,152.86
IIAX	10,975,012.74	10,274,849.79	0.00	47,065.08	47,065.08	0.00	0.00	10,232,054.08
AP1	506,743.44	503,231.75	24,274.15	0.00	24,274.15	0.00	0.00	478,957.60
AP2	53,900.56	52,635.23	206.65	0.00	206.65	0.00	0.00	52,428.58

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

FACTOR INFORMATION PER $1000 OF ORIGINAL FACE

CLASS	CUSIP	BEGINNING PRINCIPAL	PRINCIPAL	INTEREST	TOTAL	ENDING PRINCIPAL	CURRENT PASS -THRU RATE
IA1	16163EAA6	904.82882500	17.83725753	4.63833011	22.47558763	886.99156747	6.151435%
IA3	16163EAC2	1,030.37767563	0.00000000	0.00000000	0.00000000	1,035.52655049	6.000000%
IA4	16163EAD0	1,000.00000000	0.00000000	4.99702963	4.99702963	1,000.00000000	6.000000%
IA5	16163EAE8	1,000.00000000	0.00000000	4.99702944	4.99702944	1,000.00000000	6.000000%
IA6	16163EAF5	1,000.00000000	0.00000000	4.99702960	4.99702960	1,000.00000000	6.000000%
IA7	16163EAG3	1,000.00000000	0.00000000	4.99702950	4.99702950	1,000.00000000	6.000000%
IA8	16163EAH1	1,000.00000000	0.00000000	4.99702952	4.99702952	1,000.00000000	6.000000%
IA9	16163EAJ7	1,000.00000000	0.00000000	4.99702945	4.99702945	1,000.00000000	6.000000%
IIA1	16163EAL2	943.85159377	3.90508097	4.32341641	8.22849738	939.94651280	5.496732%
AP	16163EAU2	991.47940583	43.66549896	0.00000000	43.66549896	947.81390686	0.000000%
AR	16163EAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	6.000000%
AM	16163EAW8	990.99935854	1.55042291	4.84514589	6.39556879	989.44893564	5.870469%
M1	16163EAX6	990.99935947	1.55042303	4.84514620	6.39556923	989.44893644	5.870469%
B1	16163EAY4	990.99936072	1.55042127	4.84514310	6.39556437	989.44893945	5.870469%
B2	16163EAZ1	990.99935091	1.55041962	4.84514818	6.39556779	989.44893129	5.870469%
B3	16163EBA5	990.99936890	1.55042210	4.84515204	6.39557413	989.44894681	5.870469%
B4	16163EBB3	990.99934437	1.55041796	4.84514014	6.39555811	989.44892641	5.870469%
B5	16163EBC1	990.99937298	1.55042451	4.84514490	6.39556941	989.44894847	5.870469%
TOTALS		956.48236974	6.52350829	4.70718400	11.23069228	949.95910749
IA2	16163EAB4	904.82882500	0.00000000	0.00000000	0.00000000	886.99156747	0.000000%
IAX	16163EAK4	938.40603095	0.00000000	4.68924310	4.68924310	931.55090881	6.000000%
IIAX	16163EAT5	936.20390549	0.00000000	4.28838500	4.28838500	932.30452870	5.500000%
AP1	N/A	993.07008296	47.90224813	0.00000000	47.90224813	945.16783483	0.000000%
AP2	N/A	976.52473370	3.83391193	0.00000000	3.83391193	972.69082177	0.000000%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

DISTRIBUTION IN DOLLARS

CLASS	ORIGINAL FACE VALUE	BEGINNING PRINCIPAL BALANCE	PRINCIPAL	INTEREST	TOTAL	REALIZED LOSSES	DEFERRED INTEREST	ENDING PRINCIPAL BALANCE
IIA2	141,350,000.00	132,726,732.60	599,742.00	607,969.45	1,207,711.45	0.00	0.00	132,126,990.60
IIA3	12,229,914.00	12,229,914.00	0.00	56,020.47	56,020.47	0.00	0.00	12,229,914.00

*Please Note: Above Certificates are Exchanged Certificates

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Total Scheduled Principal Amount	913,285.73
Group 1 AP Scheduled Principal Amount	453.64
Group 1 Non-PO Scheduled Principal Amount	346,129.77
Group 2 AP Scheduled Principal Amount	199.61
Group 2 Non-PO Scheduled Principal Amount	566,502.71

Total Unscheduled Principal Amounts	3,066,351.44
Group 1 AP Unscheduled Principal Amount	23,820.51
Group 1 Non-PO Unscheduled Principal Amount	2,985,815.12
Group 2 AP Unscheduled Principal Amount	7.03
Group 2 Non-PO Unscheduled Principal Amount	56,708.78

Group 1 One Month CPR	8.048897%
Group 2 One Month CPR	0.450663%

Total Repurchase Proceeds	0.00
Group AP Repurchase Proceeds	0.00
Group 1 Repurchase Proceeds	0.00
Group 2 Repurchase Proceeds	0.00

Total Beginning Principal Balance of Mortgage Loans	583,519,815.22
Group 1 AP Beginning Principal Balance	503,231.75
Group 1 Beginning Principal Balance	432,245,617.90
Group 2 AP Beginning Principal Balance	52,635.26
Group 2 Beginning Principal Balance	151,274,197.32

Total Ending Principal Balance of Mortgage Loans	579,540,178.05
Group 1 AP Ending Principal Balance	478,957.60
Group 1 Ending Principal Balance	428,889,398.86
Group 2 AP Ending Principal Balance	52,428.61
Group 2 Ending Principal Balance	150,650,779.19

Aggregate Amount of Servicer Advances	272,465.39

Aggregate Amount of Recovered Servicer Advances	185,218.16

Aggregate Number of Outstanding Mortgage Loans	868.00

Aggregate Weighted Average Coupon	6.377630%

Aggregate Weighted Average Remaining Term	305
Total Gross Interest	3,101,227.67
Group 1 Gross Interest	2,328,763.87
Group 2 Gross Interest	772,463.80

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Total Servicing Fees	124,484.25
Group 1 Servicing Fees	92,212.40
Group 2 Servicing Fees	32,271.85

Total Net Liquidation Proceeds	0.00
Group 1 Net Liquidation Proceeds	0.00
Group 2 Net Liquidation Proceeds	0.00
Current Period Aggregate Realized Losses	0.00
Current Period Group 1 Realized Losses	0.00
Current Period Group 2 Realized Losses	0.00

Cumulative Realized Losses	0.00
Cumulative Group 1 Realized Losses	0.00
Cumulative Group 2 Realized Losses	0.00

Fraud Loss Amount	18,302,057.00
Bankruptcy Loss Amount	156,880.00
Special Hazard Loss Amount	6,100,686.00

Class A Principal Balance	559,336,712.60
Class AP Principal Balance	555,866.98
Class A Group 1 Principal Balance	413,824,199.02
Class A Group 2 Principal Balance	144,956,646.60
Class AM Principal Balance	9,068,635.13
Class M1 Principal Balance	7,859,516.82
Class B Principal Balance	7,254,950.64

Class A Percentage	95.855650%
Class AP Percentage	0.095261%
Non-PO Class A Group 1 Percentage	95.849797%
Non-PO Class A Group 2 Percentage	95.857128%
Class AM Percentage	1.554126%
Class M1 Percentage	1.346915%
Class B Percentage	1.243308%

Class A Group 1 Prepayment Percentage	100.0000%
Class A Group 2 Prepayment Percentage	100.0000%

Original Credit Support AM	2.50%
Original Credit Support M1	1.20%
Original Credit Support B1	0.70%
Original Credit Support B2	0.45%
Original Credit Support B3	0.25%
Original Credit Support B4	0.15%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007
Current Credit Support AM	2.59%
Current Credit Support M1	1.24%
Current Credit Support B1	0.73%
Current Credit Support B2	0.47%
Current Credit Support B3	0.26%
Current Credit Support B4	0.16%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Delinquency

Delinquency by Group

Group 1

Category	Number	Principal Balance	Percentage
1 Month	6	3,779,154.51	0.88%
2 Month	2	1,675,298.14	0.39%
3 Month	0	0.00	0.00%
Total	8	5,454,452.65	1.27%

Delinquency by Group

Group 2

Category	Number	Principal Balance	Percentage
1 Month	0	0.00	0.00%
2 Month	0	0.00	0.00%
3 Month	0	0.00	0.00%
Total	0	0.00	0.00%

Delinquency Totals

Group Totals

Category	Number	Principal Balance	Percentage
1 Month	6	3,779,154.51	0.65%
2 Month	2	1,675,298.14	0.29%
3 Month	0	0.00	0.00%
Total	8	5,454,452.65	0.94%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Number and Aggregate Principal Amounts of Mortgage Loans in Bankruptcy

Bankruptcy Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

Number and Aggregate Principal Amounts of Mortgage Loans in Foreclosure

Foreclosure Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	5	2,804,399.93	0.65%
2	0	0.00	0.00%
Total	5	2,804,399.93	0.48%

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Number and Aggregate Principal Amounts of REO Loans

REO Group Report

Group Number	Number of Loans	Principal Balance	Percentage
1	0	0.00	0.00%
2	0	0.00	0.00%
Total	0	0.00	0.00%

REO Property Scheduled Balance

Group Number	Loan Number	REO Date	Schedule Principal Balance
			0.00
Total			0.00

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Realized Loss Group Report

Group Number	Current Loss	Cumulative Loss	Ending Balance	Balance of Liquidated Loans	Net Liquidation Proceeds
1	0.00	0.00	428,889,398.86	0.00	0.00
2	0.00	0.00	150,650,779.19	0.00	0.00
TOTAL	0.00	0.00	579,540,178.05	0.00	0.00

Certificate Class Interest Shortfalls

	Aggregate Outstanding Interest Shortfalls	Compensating Interest Shortfalls	Relief Act Shortfalls
Class IA1	0.00	0.00	499.93
Class IA2	0.00	0.00	0.00
Class IA3	0.00	0.00	0.09
Class IA4	0.00	0.00	80.20
Class IA5	0.00	0.00	53.47
Class IA6	0.00	0.00	148.52
Class IA7	0.00	0.00	136.56
Class IA8	0.00	0.00	151.53
Class IA9	0.00	0.00	158.96
Class IIA1	0.00	0.00	394.71
Class IIA2	0.00	0.00	361.41
Class IIA3	0.00	0.00	33.30
Class AR	0.00	0.00	0.00
Class IAX	0.00	0.00	46.24
Class IIAX	0.00	0.00	27.98
Class AM	0.00	0.00	26.36
Class M1	0.00	0.00	22.84
Class B1	0.00	0.00	8.79
Class B2	0.00	0.00	4.39
Class B3	0.00	0.00	3.51
Class B4	0.00	0.00	1.76
Class B5	0.00	0.00	2.64

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007

Basis Risk Shortfall Carryover and Yield Maintenance Amount

	Current Basis Risk Shortfall	Basis Risk Shortfall Carryover Paid	Outstanding Basis Risk Shortfall Carryover
Class IA1	21,738.51	21,738.51	0.00

Yield Maintenance Agreement Amount Received
Class IA1	21,738.51

Reserve Fund-Per Yield Maintenance Agreement
Deposit Total In the Reserve Fund	21,738.51
Withdrawal Total From the Reserve Fund	21,738.51

Copyright 2007 Bank of New York & Co. All rights reserved.

Chase Mortgage Finance Trust, Series 2007-S2
September 25, 2007
ADDITIONAL POOL PERFORMANCE INFORMATION

Any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that
have cumulatively become material over time?	NO

Any material breaches of pool asset representations or warranties or transaction covenants?	NO

Any material changes as to methodology regarding calculations of delinquencies and charge-offs?	NO

Any new issuance of asset-backed securities backed by the same asset pool, or any pool
asset changes?	NO

Any material changes in the solicitation, credit-granting, underwriting, origination, acquisition
or pool selection criteria or procedures, as applicable,used to originate, acquire or select the new pool assests?	NO

Copyright 2007 Bank of New York & Co. All rights reserved.